Note 11 - Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Outstanding				Outstanding
	as of				as of
	December 31,				September 30,
Warrant class	2014	Issued	Exercised	Expired	2015

Class E Warrants	3,576,737	-	-	-	3,576,737
Class F Warrants	300,000	-	-	-	300,000
Class G Warrants	1,503,409	-	-	-	1,503,409
Class H Warrants	1,988,095	-	-	-	1,988,095
Class I Warrants	1,043,646	-	-	-	1,043,646
Class J Warrants	629,378	-	-	-	629,378
Class K Warrants	-	3,310,000	-	-	3,310,000
Series A Warrants	25,951,421	-	-	-	25,951,421
Series B Warrants	15,570,852	-	-	(15,570,852)	-
	50,563,538	3,310,000	-	(15,570,852)	38,302,686

	Outstanding				Outstanding				Outstanding
	as of				as of				as of
	December 31,				December 31,				December 31,
Warrant class	2012	Issued	Exercised	Expired	2013	Issued	Exercised	Expired	2014

Class A Warrants	1,106,627	-	-	-	1,106,627	-	-	(1,106,627)	-
Class B Warrants	1,106,627	-	-	-	1,106,627	-	-	(1,106,627)	-
Class D Warrants	1,950,167	-	-	(1,950,167)	-	-	-	-	-
Class E Warrants	3,576,737	-	-	-	3,576,737	-	-	-	3,576,737
Class F Warrants	-	2,000,000	-	(1,700,000)	300,000	-	-	-	300,000
Class G Warrants	-	1,503,409	-	-	1,503,409	-	-	-	1,503,409
Class H Warrants	-	1,988,095	-	-	1,988,095	-	-	-	1,988,095
Class I Warrants	-	1,043,646	-	-	1,043,646	-	-	-	1,043,646
Class J Warrants	-	-	-	-	-	629,378	-	-	629,378
Series A Warrants	-	-	-	-	-	25,951,421	-	-	25,951,421
Series B Warrants	-	-	-	-	-	15,570,852	-	-	15,570,852
	7,740,158	6,535,150	-	(3,650,167)	10,625,141	42,151,651	-	(2,213,254)	50,563,538

Schedule Of Warrant Exercise Price And Expiration Date [Table Text Block]
	Exercise	Expiration
	price/share	date

Class E Warrants	$4.00	April 2016
Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class J Warrants	$0.44	February 2019
Class K Warrants	$0.55	June 2025
Series A Warrants	$0.50	March 2019
Series B Warrants	$1.50	March 2015

	Exercise	Expiration
	price/share	date

Class A Warrants	$4.00	September 2014
Class B Warrants	$8.00	September 2014
Class D Warrants	$2.00	January 2013
Class E Warrants	$4.00	April 2016
Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class J Warrants	$0.44	February 2019
Series A Warrants	$0.50	March 2019
Series B Warrants	$1.50	March 2015

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Class J	Class K	Series A	Series B
	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2014	$3,839	$-	$155,709	$78	$159,626
Issued	-	-	-	-	-
Change in fair value	(1,315)	-	(54,633)	(78)	(56,026)
Warrant liability as of March 31, 2015	$2,524	$-	$101,076	$-	$103,600
Issued	-	36,989	-	-	36,989
Change in fair value	9,154	52,878	367,279	-	429,311
Warrant liability as of June 30, 2015	$11,678	$89,867	$468,355	$-	$569,900
Issued	-	-	-	-	-
Change in fair value	(6,080)	(50,197)	(246,023)	-	(302,300)
Warrant liability as of September 30, 2015	$5,598	$39,670	$222,332	$-	$267,600

Warrant Liability
Balance at December 31, 2013	$-
New issuances	618,483
Change in fair value	(458,857)
Balance at December 31, 2014	$159,626